Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 319	$ 826	$ 1,035
Other comprehensive (loss) income, net of tax:
Foreign currency translation (loss) gain	(895)	410	(366)
Defined benefit pension and other postretirement benefit plans adjustments	87	(53)	110
Net gains (losses) on cash flow hedging derivatives	0	5	(7)
Other comprehensive (loss) income, net of tax	(808)	362	(263)
Comprehensive (loss) income	(489)	1,188	772
Less: Comprehensive income attributable to noncontrolling interests	0	(1)	(1)
Comprehensive (loss) income attributable to common shareholders	$ (489)	$ 1,187	$ 771